Financing receivables - Changes in total allowance for credit losses (Detail) - JPY (¥) ¥ in Millions		3 Months Ended			6 Months Ended
		Sep. 30, 2020		Sep. 30, 2019	Sep. 30, 2020		Sep. 30, 2019
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		¥ 9,473		¥ 2,269	¥ 11,830		¥ 2,290
Provision for credit losses, Allowance for credit losses against loans		(206)		1,756	(2,476)		1,756
Charge-offs, Allowance for credit losses against loans		(677)			(677)
Other, Allowance for credit losses against loans	[1]	(131)		(10)	(218)		(31)
Ending balance, Allowance for credit losses against loans		8,459		4,015	8,459		4,015
Allowance for credit losses against receivables other than loans [Roll Forward]
Opening balance, Allowance for credit losses against receivables other than loans		2,881	[2]	1,914	3,154	[2]	1,879
Provision for credit losses, Allowance for credit losses against receivables other than loans		31	[2]	74	1,075	[2]	117
Charge-offs, Allowance for credit losses against receivables other than loans		7	[2]	(3)	(1,315)	[2]	(4)
Other, Allowance for credit losses against receivables other than loans	[1]	(22)	[2]	(1)	(17)	[2]	(8)
Ending balance, Allowance for credit losses against receivables other than loans		2,897	[2]	1,984	2,897	[2]	1,984
Total allowance for doubtful accounts [Roll Forward]
Opening balance, Total allowance for doubtful accounts		12,354		4,183	13,012		4,169
Opening balance after CECL adoption		14,984			14,984
Provision for credit losses, Total allowance for doubtful accounts		(175)		1,830	(1,401)		1,873
Charge-offs, Total allowance for doubtful accounts		(670)		(3)	(1,992)		(4)
Other, Total allowance for doubtful accounts	[1]	(153)		(11)	(235)		(39)
Ending balance, Total allowance for doubtful accounts		11,356		5,999	11,356		5,999
Revision of Prior Period, Adjustment [Member]
Allowance for credit losses against loans [Roll Forward]
Impact of CECL adoption	[3]	1,970			1,970
Allowance for credit losses against receivables other than loans [Roll Forward]
Impact of CECL adoption	[2],[3]	2			2
Total allowance for doubtful accounts [Roll Forward]
Impact of CECL adoption	[3]	1,972			1,972
Previously Reported [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans					9,860
Allowance for credit losses against receivables other than loans [Roll Forward]
Opening balance, Allowance for credit losses against receivables other than loans	[2]				3,152
Total allowance for doubtful accounts [Roll Forward]
Opening balance, Total allowance for doubtful accounts					13,012
Loans at banks [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		1,454		1,052	1,796		1,052
Provision for credit losses, Allowance for credit losses against loans		110		127	(232)		127
Charge-offs, Allowance for credit losses against loans		(318)			(318)
Other, Allowance for credit losses against loans	[1]
Ending balance, Allowance for credit losses against loans		1,246		1,179	1,246		1,179
Loans at banks [Member] | Revision of Prior Period, Adjustment [Member]
Allowance for credit losses against loans [Roll Forward]
Impact of CECL adoption	[3]	232			232
Loans at banks [Member] | Previously Reported [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans					1,564
Short-term secured margin loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		292		373	352		370
Provision for credit losses, Allowance for credit losses against loans		76
Charge-offs, Allowance for credit losses against loans		(359)			(359)
Other, Allowance for credit losses against loans	[1]	(9)		1	7		4
Ending balance, Allowance for credit losses against loans				374			374
Short-term secured margin loans [Member] | Revision of Prior Period, Adjustment [Member]
Allowance for credit losses against loans [Roll Forward]
Impact of CECL adoption	[3]
Short-term secured margin loans [Member] | Previously Reported [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans					352
Corporate loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		7,727		844	9,682		868
Provision for credit losses, Allowance for credit losses against loans		(392)		1,629	(2,244)		1,629
Charge-offs, Allowance for credit losses against loans		0			0
Other, Allowance for credit losses against loans	[1]	(122)		(11)	(225)		(35)
Ending balance, Allowance for credit losses against loans		7,213		¥ 2,462	7,213		¥ 2,462
Corporate loans [Member] | Revision of Prior Period, Adjustment [Member]
Allowance for credit losses against loans [Roll Forward]
Impact of CECL adoption	[3]	¥ 1,738			1,738
Corporate loans [Member] | Previously Reported [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans					¥ 7,944

[1]	Includes the effect of foreign exchange movements.
[2]	Includes collateralized agreements, customer contract assets and receivables and other receivables.
[3]	The balance recognized on April 1, 2020 on adoption of ASC 326.